INCOME TAXES - Operating Loss Carryovers and Unrecognized Tax Benefits (Details) - USD ($)	Dec. 29, 2017	Dec. 30, 2016
Income taxes
Valuation reserve related to California net operating losses	$ 87,000	$ 72,000
Unrecognized tax benefits	363,000
Liability for uncertain tax positions	363,000	$ 363,000
State
Income taxes
Operating loss carryovers	$ 2,700,000